Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                             (215) 988-2700 (Phone)
                           (215) 988-2757 (Facsimile)
                              WWW.DRINKERBIDDLE.COM

                                February 26, 2006


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      BHR INSTITUTIONAL FUNDS
                  (1933 ACT REGISTRATION NO. 333-135371)
                  (1940 ACT REGISTRATION NO. 811-21913)

Ladies and Gentlemen:

                  On behalf of BHR Institutional Funds (the "Trust") transmitted herewith for filing under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (the "Amendment"). Please note that, as per discussions with Keith O'Connell, the portfolio managers of the Funds are not paid performance based salaries based upon a specific performance time period.

                  Pursuant to Rule 485(b) under the Securities Act, it is proposed that the Amendment become effective on February 27, 2007. The Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act.

                  Questions and comments concerning the enclosed materials may be directed to me at (215) 988-2959.


                                                  Very truly yours,

                                                  /s/ JOSHUA B. DERINGER
                                                  ------------------------------
                                                  Joshua B. Deringer


cc:  Michael P. Malloy